CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net loss:
Net loss	$ (2,285,857)	$ (1,125,565)	$ (28,022)
From continuing operations	(1,759,377)	(682,663)
From discontinued operations	(535,480)	(442,902)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	4,596	4,694	5,990
Loss on disposal of computer and office equipment, fixtures, and furniture	997	0
Amortization of right-of-use assets	165,731	178,681	176,382
Inventory provision included in cost of sales	0	240,312	0
Inventory loss included in cost of sales	510,298	186,383	0
Stock-based compensation expense	54,506	318,137	0
Write off of other receivables	0	30,920	0
Loss on disposal of a subsidiary	525,063	0
Changes in operating assets and liabilities:
Accounts receivable	(277,223)	(70,611)	65,142
Inventories	(110,699)	(182,531)	162,276
Prepaid expenses and other current assets	(33,800)	46,058	(254,853)
Accounts payables		0	(706)
Accrued expenses and other payables	383,514	(23,447)	140,295
Value added and other taxes payable	65,456	0	42,691
Cash paid for value added and other tax payable	7,263	0
Net cash (used in)/provided by operating activities	(999,155)	(396,969)	309,195
Cash flows from investing activities:
Purchase of property, plant and equipment	(22,369)	0	(5,632)
Cash consideration received from the disposal of a subsidiary	140,500	0
Net cash on acquisition		0	4,644
Net cash used in investing activities	118,131	0	(988)
Cash flows from financing activities:
Proceeds from private placement	533,501	234,000	50,000
Payment for cancellation of shares		0	(50,000)
Proceeds from bank loans	1,022,502	567,431	663,505
Repayment of bank loan	(427,751)	(402,254)	(460,030)
Payment from related companies	246,831	0
Advances to related companies	(79,320)	(136,135)
Advances to related companies		(136,135)	(299,010)
Net cash used in financing activities	1,295,763	263,042	(95,535)
Effect of exchange rate changes on cash	(238,622)	41,056	(78,872)
Net (decrease)/increase in cash	176,117	(92,871)	133,800
Cash at beginning of year	101,719	194,590	60,790
Cash at end of year	277,836	101,719	194,590
Supplemental information:
Cash paid for income tax	621	11,119	660
Cash paid for interests	46,723	35,361	24,250
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	28,390	37,611	$ 1,148,422
Equity investment consideration received from the disposal of a subsidiary	$ 562,000	$ 0